REVENUES, OTHER GAIN (LOSS), NET AND OTHER INCOME, NET - Summary of other gain (loss), net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
REVENUES, OTHER GAIN (LOSS), NET AND OTHER INCOME, NET
Gross unrealized gain on equity investments held	¥ 1,689	$ 237	¥ 22,452	¥ 82,492
Gross unrealized loss (including impairment) on equity investments held	(26,051)	(3,668)	(37,623)
Net realized gain (loss) on equity investments sold	100	14	(123)	10,363
Gain on disposal of a subsidiary	6,022	848
Changes in fair value of purchase consideration in a business acquisition	(14,433)	(2,033)	(28,516)	(9,249)
Total	¥ (32,673)	$ (4,602)	¥ (43,810)	¥ 83,606